FAIR VALUE MEASUREMENTS	8 Months Ended	9 Months Ended
	Dec. 31, 2012	Sep. 30, 2013
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 3—FAIR VALUE MEASUREMENTS

        The FASB guidance entitled "Improving Disclosures about Fair Value Measurements" requires disclosures regarding fair value measurements. Specifically, entities should disclose: (i) the amount of significant transfers between Level 1 and Level 2 of the fair value hierarchy and the reasons for these transfers; (ii) the reasons for any transfers in or out of Level 3; and (iii) information in the reconciliation of recurring Level 3 measurements about purchases, sales, issuances and settlements in the reconciliation of recurring Level 3 measurements on a gross basis. The Company adopted these provisions in preparing its financial statements for the period ended December 31, 2012.

        The Company discloses the fair value of its financial instruments according to a fair value hierarchy (Levels 1, 2 and 3, as defined). In accordance with U.S. GAAP, the Company is required to provide enhanced disclosures regarding instruments in the Level 3 category (which require significant management judgment), including a separate reconciliation of the beginning and ending balances for each major category of assets and liabilities.

        Additionally, U.S. GAAP permits entities to choose to measure many financial instruments and certain other items at fair value (the "fair value option"), and the election of such choice is irrevocable. Unrealized gains and losses on items for which the fair value option has been elected are irrevocably recognized in earnings at each subsequent reporting date.

Securities

        The Company invests in Agency RMBS and non-Agency RMBS.

Designation

        The Company classifies its RMBS securities as AFS investments. Although the Company generally intends to hold most of its investment securities until maturity, it may, from time to time, sell any of its investment securities as part of its overall management of its portfolio. All assets classified as AFS are reported at estimated fair value, with unrealized gains and losses, excluding other than temporary impairments, included in accumulated other comprehensive income, a separate component of shareholders' equity, on an after-tax basis.

Determination of RMBS Fair Value

        The Company determines the fair values for the Agency RMBS and non-Agency RMBS in its portfolio based on obtaining a valuation for each Agency and non-Agency RMBS from third-party pricing services, and may also obtain dealer quotes, as described below. The third-party pricing services use common market pricing methods that may include pricing models that may incorporate such factors as coupons, prepayment speeds, spread to the Treasury curves and interest rate swap curves, duration, periodic and life caps and credit enhancement, as applicable. The dealers incorporate common market pricing methods, including a spread measurement to the Treasury curve or interest rate swap curve as well as underlying characteristics of the particular security, including coupon, periodic and life caps, collateral type, rate reset period and seasoning or age of the security, as applicable.

        The Company obtains pricing data from a third-party pricing service for each Agency and non-Agency RMBS and validates such data by obtaining pricing data from a second third-party pricing service. If the difference between pricing data obtained for any mortgage-backed security from the two third-party pricing services exceeds a certain threshold, or pricing data is unavailable from the third-party pricing services, the Company takes additional steps, which may include obtaining dealer quotes, to determine fair value. In all cases, the Company validates its understanding of methodology and assumptions underlying the fair value used.

        The Company reviews all pricing of Agency and non-Agency RMBS used to ensure that current market conditions are properly represented. This review includes, but is not limited to, comparisons of similar market transactions or alternative third-party pricing services, dealer quotes and comparisons to a pricing model. Values obtained from the third-party pricing service for similar instruments are classified as Level 2 securities if the pricing methods used are consistent with the Level 2 definition. If quoted prices for a security are not reasonably available from the pricing service, but dealer quotes are, the Company classifies the security as a Level 2 security. If neither is available, the Company determines the fair value based on characteristics of the security that are received from the issuer and based on available market information received from dealers and classifies it as a Level 3 security.

Accounting for Derivative Financial Instruments

        In accordance with FASB guidance ASC 815 "Derivatives and Hedging", all derivative financial instruments, whether designated for hedging relationships or not, are recorded at fair value on the balance sheet as assets or liabilities. The Company obtains valuation information for each derivative financial instrument from the related derivative counterparty, and validates such information by obtaining valuation information from a third-party pricing service. If the difference between the valuation data for any derivative financial instrument from the two pricing sources exceed a certain threshold, or valuation data is unavailable from the third-party pricing service, the Company obtains valuations from dealers other than the derivative counterparty who make markets in similar financial instruments. The Company reviews all valuations of derivative financial instruments used to ensure that current market conditions are properly represented. This review includes, but is not limited to, comparisons of similar market transactions or alternative third-party pricing services, dealer quotes and comparisons to a pricing model. Values obtained from the derivative counterparty, the third-party pricing service or dealers, as appropriate, for similar instruments are classified as Level 2 valuations if the pricing methods used are consistent with the Level 2 definition. If none of these sources is available, the Company determines the fair value based on characteristics of the instrument and based on available market information received from dealers and classifies it as a Level 3 valuation.

        At the inception of a derivative contract, the Company determines whether or not the instrument will be part of a qualifying hedge accounting relationship. Due to the volatility of the credit markets and difficulty in effectively matching pricing or cash flows, the Company has elected to treat all current derivative contracts as trading instruments. The changes in fair value of derivatives accounted for as trading instruments are reported in the statement of operations as unrealized gain (loss) on interest rate swap and swaption agreements.

        The Company enters into interest rate derivative contracts for a variety of reasons, including minimizing significant fluctuations in earnings or market values on certain assets or liabilities that may be caused by changes in interest rates. The Company may, at times, enter into various forward contracts, including short securities, Agency to-be-announced securities ("TBAs"), options, futures, swaps and caps. Due to the nature of these instruments, they may be in a receivable/asset position or a payable/liability position at the end of an accounting period. Amounts payable to, and receivable from, the same party under contracts may be offset as long as the following conditions are met: (a) each of the two parties owes the other determinable amounts; (b) the reporting party has the right to offset the amount owed with the amount owed by the other party; (c) the reporting party intends to offset; and (d) the right of offset is enforceable by law. If the aforementioned conditions are not met, amounts payable to and receivable from are presented by the Company on a gross basis in the balance sheet.

Non-Hedging Activity—Linked Transactions

        It is presumed that the initial transfer of a financial asset (i.e. the purchase of an RMBS by the Company) and contemporaneous repurchase financing of such RMBS with the same counterparty are considered part of the same arrangement, or a "linked transaction", unless certain criteria are met. The two components of a linked transaction (RMBS purchase and repurchase financing) are accounted for on a net basis and recorded as a forward purchase (derivative) contract (each a Linked Transaction) at fair value on the Company's balance sheet in the line item "Linked Transactions, net, at fair value". Changes in the fair value of the assets and liabilities underlying linked transactions and associated interest income and expense are reported as "Unrealized gain and net interest income from Linked Transactions", on the Company's statement of operations. When or if a transaction is no longer considered to be linked, the RMBS and repurchase financing will be reported on a gross basis. In this case, the fair value of the RMBS at the time the transactions are no longer considered linked will become the cost basis of the RMBS, and the income recognition yield for such RMBS will be calculated prospectively using this new cost basis. (See Notes 7 and 8).

        See Note 7 for specific disclosures regarding the location and amounts of derivative instruments in the financial statements and the accounting for derivative instruments and related hedged items.

 NOTE 3 – FAIR VALUE MEASUREMENTS

The Company discloses the fair value of its financial instruments according to a fair value hierarchy (Levels 1, 2 and 3, as defined). In accordance with U.S. GAAP, the Company is required to provide enhanced disclosures regarding instruments in the Level 3 category (which require significant management judgment), including a separate reconciliation of the beginning and ending balances for each major category of assets and liabilities.

Additionally, U.S. GAAP permits entities to choose to measure many financial instruments and certain other items at fair value (the “fair value option”), and the election of such choice is irrevocable. Unrealized gains and losses on items for which the fair value option has been elected are irrevocably recognized in earnings at each subsequent reporting date.

Securities

The Company currently invests in Agency RMBS and non-Agency RMBS.

Designation

The Company classifies its RMBS securities as AFS investments. Although the Company generally intends to hold most of its investment securities until maturity, it may, from time to time, sell any of its investment securities as part of the overall management of its portfolio. All assets classified as AFS are reported at estimated fair value, with unrealized gains and losses, excluding other than temporary impairments, included in accumulated other comprehensive income, a separate component of shareholders' equity, on an after-tax basis.

Determination of RMBS Fair Value

The Company determines the fair values for the Agency RMBS and non-Agency RMBS in its portfolio based on obtaining a valuation for each Agency and non-Agency RMBS from third-party pricing services, and may also obtain dealer quotes, as described below. The third-party pricing services use common market pricing methods that may include pricing models that may incorporate such factors as coupons, prepayment speeds, spread to the Treasury curves and interest rate swap curves, duration, periodic and life caps and credit enhancement, as applicable. The dealers incorporate common market pricing methods, including a spread measurement to the Treasury curve or interest rate swap curve as well as underlying characteristics of the particular security, including coupon, periodic and life caps, collateral type, rate reset period and seasoning or age of the security, as applicable.

The Company obtains pricing data from a primary third-party pricing service for each Agency and non-Agency RMBS. If other available market data indicates that the pricing data from the primary third-party service is materially inaccurate, or pricing data is unavailable from the primary third-party pricing service, the Company shall undertake a review of other available prices and shall take additional steps to determine fair value. In all cases, the Company validates its understanding of methodology and assumptions underlying the fair value used.

The Company reviews all pricing of Agency and non-Agency RMBS used to ensure that current market conditions are properly represented. This review includes, but is not limited to, comparisons of similar market transactions or alternative third-party pricing services, dealer quotes and comparisons to a pricing model. Values obtained from the third-party pricing service for similar instruments are classified as Level 2 securities if the pricing methods used are consistent with the Level2 definition. If quoted prices for a security are not reasonably available from the pricing service, but dealer quotes are, the Company classifies the security as a Level 2 security. If neither is available, the Company determines the fair value based on characteristics of the security that are received from the issuer and based on available market information received from dealers and classifies it as a Level 3 security.

Accounting for Derivative Financial Instruments

In accordance with FASB guidance ASC 815 “Derivatives and Hedging”, all derivative financial instruments, whether designated for hedging relationships or not, are recorded at fair value on the condensed consolidated balance sheet as assets or liabilities. The Company obtains valuation information for each derivative financial instrument from the related derivative counterparty or the relevant exchange, as applicable. The fair value of futures contracts is based on quoted prices from the exchange on which they trade. If other available market data indicates that the valuation information from a counterparty is materially inaccurate, or pricing data is unavailable from the counterparty, the Company  undertakes a review of other available valuation information, including third party pricing services and/or dealers, and shall take additional steps to determine fair value. The Company reviews all valuations of derivative financial instruments used to ensure that current market conditions are properly represented. This review includes, but is not limited to, comparisons of similar market transactions or alternative third-party pricing services, dealer quotes and comparisons to a pricing model. Values obtained from the derivative counterparty, the third-party pricing service or dealers, as appropriate, for similar instruments are classified as Level 2 valuations if the pricing methods used are consistent with the Level2 definition. If none of these sources is available, the Company determines the fair value based on characteristics of the instrument and based on available market information received from dealers and classifies it as a Level 3 valuation.

At the inception of a derivative contract, the Company determines whether or not the instrument will be part of a qualifying hedge accounting relationship. Due to the volatility of the credit markets and difficulty in effectively matching pricing or cash flows, the Company has elected to treat all current derivative contracts as trading instruments. The changes in fair value of derivatives accounted for as trading instruments are reported in the condensed consolidated statement of operations as unrealized loss on derivative contracts, net.

The Company enters into interest rate derivative contracts for a variety of reasons, including minimizing significant fluctuations in earnings or market values on certain assets or liabilities that may be caused by changes in interest rates. The Company may, at times, enter into various forward contracts, including short securities, Agency to-be-announced securities (“TBAs”), options, futures, swaps and caps. Due to the nature of these instruments, they may be in a receivable/asset position or a payable/liability position at the end of an accounting period. Amounts payable to, and receivable from, the same party under contracts may be offset as long as the following conditions are met: (a) each of the two parties owes the other determinable amounts; (b) the reporting party has the right to offset the amount owed with the amount owed by the other party; (c) the reporting party intends to offset; and (d) the right of offset is enforceable by law. If the aforementioned conditions are not met, amounts payable to and receivable from are presented by the Company on a gross basis in the balance sheet.

Non-Hedging Activity – Linked Transactions

It is presumed that the initial transfer of a financial asset (i.e. the purchase of an RMBS by the Company) and contemporaneous repurchase financing of such RMBS with the same counterparty are considered part of the same arrangement, or a “linked transaction”, unless certain criteria are met. The two components of a linked transaction (RMBS purchase and repurchase financing) are accounted for on a net basis and recorded as a forward purchase (derivative) contract (each a Linked Transaction) at fair value on the Company’s balance sheet in the line item “Linked Transactions, net, at fair value”. Changes in the fair value of the assets and liabilities underlying linked transactions and associated interest income and expense are reported as “Unrealized gain and net interest income from Linked Transactions”, on the Company’s condensed consolidated statement of operations. When or if a transaction is no longer considered to be linked, the RMBS and repurchase financing will be reported on a gross basis.  In this case, the fair value of the RMBS at the time the transactions are no longer considered linked will become the cost basis of the RMBS, and the income recognition yield for such RMBS will be calculated prospectively using this new cost basis. (See Notes 7 and 8).

See Note 7 for specific disclosures regarding the location and amounts of derivative instruments in the financial statements and the accounting for derivative instruments and related hedged items.